Award Timing Disclosure	12 Months Ended
Dec. 31, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Non-Public Information
Effective March 2, 2024, we adopted an Equity Grant Policy whereby all grants of Company securities to employees and consultants under our equity compensation plans, including option awards, shall be made on the next succeeding “Grant Date” after the date the Company has determined to issue the grant. Each of March 1, June 1, September 1, and December 1 are “Grant Dates” under the Equity Grant Policy, and if the Grant Date is not a business day, then the award shall be made on the business day immediately preceding the applicable Grant Date. While the policy provides that grants of options, stock appreciation rights, and similar instruments with option-like features shall not be timed in connection with the release of material non-public information, any grant of such awards made pursuant to the aforementioned “Grant Date” policy will not be deemed to violate the policy. Finally, the Equity Grant Policy permits our Board and/or the Committee the sole discretion to grant Company securities at a time other than as set forth above in extraordinary circumstances.
Option Award Disclosure
The following table contains information required by Item 402(x)(2) of Regulation S-K regarding stock options granted to our NEOs in fiscal 2024 during the period from four business days before to one business day after the filing of the Company’s periodic reports on Forms 10-K and 10-Q or current reports on Form 8-K that contained material nonpublic information with the SEC under the Exchange Act. These awards were granted at a routine meeting of the Committee pursuant to ordinary course year-end practices prior to the adoption of our Equity Grant Policy.

Name	Grant Date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award
Percentage change in the closing market price of the securities underlying the award between the trading day immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information

David M. Cordani	2/28/2024	36,162	$336.475	$3,340,009	(0.65)%
Brian Evanko	2/28/2024	18,677	$336.475	$1,725,052	(0.65)%
Noelle K. Eder	2/28/2024	9,677	$336.475	$893,791	(0.65)%
Nicole S. Jones	2/28/2024	9,677	$336.475	$893,791	(0.65)%
Eric P. Palmer	2/28/2024	18,677	$336.475	$1,725,052	(0.65)%

Award Timing Method	Effective March 2, 2024, we adopted an Equity Grant Policy whereby all grants of Company securities to employees and consultants under our equity compensation plans, including option awards, shall be made on the next succeeding “Grant Date” after the date the Company has determined to issue the grant. Each of March 1, June 1, September 1, and December 1 are “Grant Dates” under the Equity Grant Policy, and if the Grant Date is not a business day, then the award shall be made on the business day immediately preceding the applicable Grant Date. While the policy provides that grants of options, stock appreciation rights, and similar instruments with option-like features shall not be timed in connection with the release of material non-public information, any grant of such awards made pursuant to the aforementioned “Grant Date” policy will not be deemed to violate the policy. Finally, the Equity Grant Policy permits our Board and/or the Committee the sole discretion to grant Company securities at a time other than as set forth above in extraordinary circumstances.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	While the policy provides that grants of options, stock appreciation rights, and similar instruments with option-like features shall not be timed in connection with the release of material non-public information, any grant of such awards made pursuant to the aforementioned “Grant Date” policy will not be deemed to violate the policy. Finally, the Equity Grant Policy permits our Board and/or the Committee the sole discretion to grant Company securities at a time other than as set forth above in extraordinary circumstances.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award
Percentage change in the closing market price of the securities underlying the award between the trading day immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information

David M. Cordani	2/28/2024	36,162	$336.475	$3,340,009	(0.65)%
Brian Evanko	2/28/2024	18,677	$336.475	$1,725,052	(0.65)%
Noelle K. Eder	2/28/2024	9,677	$336.475	$893,791	(0.65)%
Nicole S. Jones	2/28/2024	9,677	$336.475	$893,791	(0.65)%
Eric P. Palmer	2/28/2024	18,677	$336.475	$1,725,052	(0.65)%

David M. Cordani [Member]
Awards Close in Time to MNPI Disclosures
Name	David M. Cordani
Underlying Securities | shares	36,162
Exercise Price | $ / shares	$ 336.475
Fair Value as of Grant Date | $	$ 3,340,009
Underlying Security Market Price Change	(0.0065)
Brian Evanko [Member]
Awards Close in Time to MNPI Disclosures
Name	Brian Evanko
Underlying Securities | shares	18,677
Exercise Price | $ / shares	$ 336.475
Fair Value as of Grant Date | $	$ 1,725,052
Underlying Security Market Price Change	(0.0065)
Noelle K. Eder [Member]
Awards Close in Time to MNPI Disclosures
Name	Noelle K. Eder
Underlying Securities | shares	9,677
Exercise Price | $ / shares	$ 336.475
Fair Value as of Grant Date | $	$ 893,791
Underlying Security Market Price Change	(0.0065)
Nicole S. Jones [Member]
Awards Close in Time to MNPI Disclosures
Name	Nicole S. Jones
Underlying Securities | shares	9,677
Exercise Price | $ / shares	$ 336.475
Fair Value as of Grant Date | $	$ 893,791
Underlying Security Market Price Change	(0.0065)
Eric P. Palmer [Member]
Awards Close in Time to MNPI Disclosures
Name	Eric P. Palmer
Underlying Securities | shares	18,677
Exercise Price | $ / shares	$ 336.475
Fair Value as of Grant Date | $	$ 1,725,052
Underlying Security Market Price Change	(0.0065)